Sales of Equity Securities	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Equity [Abstract]
Sales of Equity Securities

3. Sales of Equity Securities

On December 21, 2015, the Company entered into a common stock purchase agreement with Aspire Capital Fund, LLC, or Aspire Capital, which committed to purchase up to an aggregate of $15.0 million of shares of the Company’s common stock over the 30-month term of the common stock purchase agreement. On November 4, 2016, the Company voluntarily terminated this common stock purchase agreement. Upon execution of the common stock purchase agreement, the Company sold to Aspire Capital 208,334 shares of common stock at $4.80 per share for proceeds of $1,000,000, and concurrently also entered into a registration rights agreement with Aspire Capital, pursuant to which the Company filed a registration statement registering the sale of the shares of the Company’s common stock that were issued to Aspire Capital under the common stock purchase agreement. In consideration for entering into, and concurrently with the execution of, the common stock purchase agreement, the Company issued to Aspire Capital 55,000 shares of its common stock. The proceeds received by the Company under the common stock purchase agreement were used for working capital and general corporate purposes. During the year ended December 31, 2016, the Company submitted purchase notices to Aspire Capital for an aggregate of 173,145 shares of common stock for gross proceeds of $544,051. Costs associated with this offering of approximately $42,000 and $79,000 during the years ended December 31, 2015 and 2016, respectively, were also recorded to common stock issuance costs under applicable accounting guidance, and as such, the total net increase in capital related to these transactions was approximately $1.4 million.

In May 2015, the SEC declared effective a shelf registration statement filed by the Company. The shelf registration statement allows the Company to issue any combination of its common stock, preferred stock, debt securities and warrants from time to time for an aggregate initial offering price of up to $50 million, subject to certain limitations for so long as the Company’s public float is less than $75 million. Pursuant to an exclusive placement agent agreement dated April 25, 2016 between the Company and H.C. Wainwright & Co., LLC, and a securities purchase agreement dated April 29, 2016 between the Company and the purchasers signatory thereto, a public offering of 1,662,191 shares of the Company’s common stock and warrants to purchase up to an aggregate of 1,163,526 shares of common stock was effected under this registration statement at a combined offering price of $3.00. All warrants sold in this offering have a per share exercise price of $3.90, are exercisable immediately and expire five years from the date of issuance. The estimated grant date fair value of these warrants of approximately $2.0 million was recorded as an offset to additional paid-in capital upon the closing of this offering. The closing of the sale of these securities to the purchasers occurred on May 4, 2016, pursuant to which the Company received, after deducting $0.7 million of costs directly associated with the offering that were recorded as an offset to additional paid-in capital under applicable accounting guidance, approximately $4.3 million of net cash proceeds. Subsequent to the closing of this offering on May 4, 2016, no warrants sold in this offering have been exercised, with approximately $4.5 million in gross warrant proceeds remaining outstanding and available to be exercised at $3.90 per share until their expiration in May 2021. Pursuant to an exclusive placement agent agreement dated March 28, 2017 between the Company and Roth Capital Partners, LLC as lead placement agent, and WestPark Capital and Chardan Capital as co-placement agents, a securities purchase agreement for a second offering of 4,320,000 shares of the Company’s common stock was effected under this registration statement at per share price of $2.15, which closed on March 31, 2017. In a concurrent private placement, the Company sold unregistered warrants to purchase up to an aggregate of 2,160,000 shares of the Company’s common stock that closed concurrently with the March 2017 offering of common stock sold pursuant the shelf registration statement, of which none have been subsequently exercised. All warrants sold in this offering have a per share exercise price of $2.50 and expire on October 1, 2022. The estimated grant date fair value of these warrants of approximately $2.8 million was recorded as an offset to additional paid-in capital upon the closing of this offering (see Note 4). At the closing of these sales on March 31, 2017, the Company received, after deducting $0.7 million of costs directly associated with the offering that were recorded as an offset to additional paid-in capital under applicable accounting guidance, approximately $8.6 million of net cash proceeds. In connection with the closing of the offering, the Company has agreed to certain contractual terms that limit its ability to issue variable rate securities for a period of one year following the closing of the offering, with certain exceptions. The specific terms of additional future offerings, if any, under this shelf registration statement would be established at the time of such offerings.

Pursuant to an underwriting agreement dated October 14, 2016 between the Company, Roth Capital Partners, LLC and Feltl and Company, Inc., as underwriters named therein, a public offering of 9,100,000 shares of the Company’s common stock and warrants to purchase up to an aggregate of 9,100,000 shares of common stock was effected at a combined offering price of $1.10. The estimated grant date fair value of these warrants of approximately $5.2 million was recorded as an offset to additional paid-in capital upon the closing of this offering. Additionally, the underwriters were granted a 30-day option to purchase up to 1,365,000 additional shares of common stock at a price of $1.0331 per share, net of the underwriting discount, and/or additional warrants to purchase up to 1,365,000 shares of common stock at a price of $0.0009 per warrant to cover overallotments, if any, of which the underwriters exercised their overallotment option to purchase 627,131 option warrants for total proceeds to the Company of $564. The estimated aggregate grant date fair value of the overallotment options and warrants of approximately $0.8 million was recorded as an offset to additional paid-in capital upon the closing of this offering. All warrants sold in this offering have a per share exercise price of $1.10, are exercisable immediately and expire five years from the date of issuance. The closing of the sale of these securities to the underwriters occurred on October 19, 2016, when the Company received, after deducting $1.0 million of costs directly associated with the offering that were recorded as an offset to additional paid-in capital under applicable accounting guidance, $9.0 million of net cash proceeds. Subsequent to the closing of this offering, approximately $7.5 million of additional cash proceeds had been received from the exercise of warrants sold in this offering. As such, the total net increase in capital as a result of the sale of these shares and warrants has been $16.5 million.

Pursuant to a common stock and warrant purchase agreement dated August 9, 2017 between the Company and Ally Bridge, an offering of 1,466,667 shares of the Company’s common stock and warrants to purchase up to an aggregate of 1,434,639 shares of common stock was effected at a combined offering price of $1.50 per unit for total gross proceeds to the Company of $2.2 million. Subsequent to the closing of this offering, no additional cash proceeds had been received from the exercise of warrants sold in this offering. As such, the total increase in capital as a result of the sale of the common stock and warrants has been approximately $2.0 million after deducting $0.2 million of associated costs incurred, which were offset against these proceeds under applicable accounting guidance.

4. Sales of Equity Securities

Pursuant to an underwriting agreement dated February 9, 2015 between the Company, Aegis Capital Corp. and Feltl and Company, Inc., as underwriters named therein, a public offering of 2,666,666 shares of the Company’s common stock and warrants to purchase up to an aggregate of 2,666,666 shares of common stock was effected at a combined offering price of $3.75. The estimated grant date fair value of these warrants of $7.7 million was recorded as an offset to additional paid-in capital within common stock issuance upon the closing of this offering. All warrants sold in this offering have a per share exercise price of $4.68, are exercisable immediately and expire five years from the date of issuance. The closing of the sale of these securities to the underwriters occurred on February 13, 2015, when the Company received, after deducting $1.2 million of costs directly associated with the offering that were recorded as an offset to additional paid-in capital under applicable accounting guidance, $8.8 million of net cash proceeds. Additionally, the underwriters were granted a 45-day option to purchase up to 400,000 additional shares of common stock at a price of $3.75 per share and/or additional warrants to purchase up to 400,000 shares of common stock at a price of $0.0003 per warrant, less underwriting discounts and commissions, to cover overallotments, if any, which was not exercised. The estimated grant date fair value of the overallotment options and warrants of $1.6 million was recorded as an offset to additional paid-in capital within common stock issuance costs upon the closing of this offering. Subsequent to the closing of this offering on February 13, 2015, additional cash proceeds of $9.8 million have been received from the exercise of warrants sold in this offering. As such, the aggregate total net increase in capital related to this offering has been approximately $18.6 million.

In May 2015, the SEC declared effective a shelf registration statement filed by the Company. The shelf registration statement allows the Company to issue any combination of its common stock, preferred stock, debt securities and warrants from time to time for an aggregate initial offering price of up to $50 million, subject to certain limitations for so long as the Company’s public float is less than $75 million. Pursuant to an exclusive placement agent agreement dated April 25, 2016 between the Company and H.C. Wainwright & Co., LLC, or Wainwright, and a securities purchase agreement dated April 29, 2016 between the Company and the purchasers signatory thereto, a public offering of 1,662,191 shares of the Company’s common stock and warrants to purchase up to an aggregate of 1,163,526 shares of common stock was effected under this registration statement at a combined offering price of $3.00. All warrants sold in this offering have a per share exercise price of $3.90, are exercisable immediately and expire five years from the date of issuance. The closing of the sale of these securities to the purchasers occurred on May 4, 2016, pursuant to which the Company received, after deducting $0.7 million of costs directly associated with the offering that were recorded as an offset to additional paid-in capital under applicable accounting guidance, approximately $4.3 million of net cash proceeds. Subsequent to the closing of this public offering on May 4, 2016, no warrants sold in this offering have been exercised, with approximately $4.5 million in gross warrant proceeds remaining outstanding and available to be exercised at $3.90 per share until their expiration in May 2021. In connection with its public offering in May 2016, the Company has agreed to certain contractual terms that limit its ability to issue variable rate securities for a period of one year. The specific terms of additional future offerings, if any, under this shelf registration statement would be established at the time of such offerings.

On December 21, 2015, the Company entered into a common stock purchase agreement with Aspire Capital Fund, LLC, or Aspire Capital, which committed to purchase up to an aggregate of $15.0 million of shares of the Company’s common stock over the 30-month term of the common stock purchase agreement. On November 4, 2016, the Company voluntarily terminated this common stock purchase agreement. Upon execution of the common stock purchase agreement, the Company sold to Aspire Capital 208,334 shares of common stock at $4.80 per share for proceeds of $1,000,000, and concurrently also entered into a registration rights agreement with Aspire Capital, pursuant to which the Company filed a registration statement registering the sale of the shares of the Company’s common stock that were issued to Aspire Capital under the common stock purchase agreement. In consideration for entering into, and concurrently with the execution of, the common stock purchase agreement, the Company issued to Aspire Capital 55,000 shares of its common stock. The proceeds received by the Company under the common stock purchase agreement were used for working capital and general corporate purposes. During the year ended December 31, 2016, the Company submitted purchase notices to Aspire Capital for an aggregate of 173,145 shares of common stock for gross proceeds of $544,051. Costs associated with this offering of approximately $42,000 and $79,000 during the years ended December 31, 2015 and 2016, respectively, were also recorded to common stock issuance costs under applicable accounting guidance, and as such, the total net increase in capital related to these transactions were approximately $1.4 million.

Pursuant to an underwriting agreement dated October 14, 2016 between the Company, Roth Capital Partners, LLC and Feltl and Company, Inc., as underwriters named therein, a public offering of 9,100,000 shares of the Company’s common stock and warrants to purchase up to an aggregate of 9,100,000 shares of common stock was effected at a combined offering price of $1.10. The estimated grant date fair value of these warrants of approximately $5.2 million was recorded as an offset to additional paid-in capital within common stock issuance upon the closing of this offering (see Note 5). Additionally, the underwriters were granted a 30-day option to purchase up to 1,365,000 additional shares of common stock at a price of $1.0331 per share, net of the underwriting discount, and/or additional warrants to purchase up to 1,365,000 shares of common stock at a price of $0.0009 per warrant to cover overallotments, if any, of which the underwriters have exercised their overallotment option to purchase 627,131 option warrants for total proceeds to the Company of $564. The estimated aggregate grant date fair value of the overallotment options and warrants of approximately $0.8 million was recorded as an offset to additional paid-in capital within common stock issuance costs upon the closing of this offering (see Note 5). All warrants sold in this offering have a per share exercise price of $1.10, are exercisable immediately and expire five years from the date of issuance. The closing of the sale of these securities to the underwriters occurred on October 19, 2016, when the Company received, after deducting $1.0 million of costs directly associated with the offering that were recorded as an offset to additional paid-in capital under applicable accounting guidance, $9.0 million of net cash proceeds. Subsequent to December 31, 2016, approximately $5.3 million of additional cash proceeds had been received from the exercise of warrants sold in this offering (see Note 18). As such, the total net increase in capital as a result of the sale of these shares and warrants has been $14.3 million.